Derivative financial instruments - Total recognised derivative assets/(liabilities) (Details) - GBP (£) £ in Millions		Jun. 30, 2019		Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Derivative assets	[2]	£ 244,186	[1]	£ 222,538
Derivative liabilities	[2]	(243,103)	[1]	(219,643)
Derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Contract notional amount		51,123,940		44,373,955
At fair value [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets		244,186		222,538
Derivative liabilities		(243,103)		(219,643)
Designated in hedge accounting relationships [member]
Disclosure of detailed information about financial instruments [line items]
Contract notional amount		191,911		180,202
Designated in hedge accounting relationships [member] | Cash flow hedges [member]
Disclosure of detailed information about financial instruments [line items]
Contract notional amount		74,976		75,389
Designated in hedge accounting relationships [member] | Fair value hedges [member]
Disclosure of detailed information about financial instruments [line items]
Contract notional amount		116,000		101,845
Designated in hedge accounting relationships [member] | Hedges of net investment in foreign operations [member]
Disclosure of detailed information about financial instruments [line items]
Contract notional amount		935		2,968
Designated in hedge accounting relationships [member] | At fair value [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets designated in hedge accounting relationships		146		154
Derivative liabilities designated in hedge accounting relationships		(167)		(65)
Designated in hedge accounting relationships [member] | At fair value [member] | Cash flow hedges [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets designated in hedge accounting relationships		8		11
Derivative liabilities designated in hedge accounting relationships		(2)		(6)
Designated in hedge accounting relationships [member] | At fair value [member] | Fair value hedges [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets designated in hedge accounting relationships		138		143
Derivative liabilities designated in hedge accounting relationships		(103)		(49)
Designated in hedge accounting relationships [member] | At fair value [member] | Hedges of net investment in foreign operations [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets designated in hedge accounting relationships		0		0
Derivative liabilities designated in hedge accounting relationships		(62)		(10)
Held for trading [member]
Disclosure of detailed information about financial instruments [line items]
Contract notional amount		50,932,029		44,193,753
Held for trading [member] | At fair value [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading		244,040		222,384
Derivative liabilities held for trading		(242,936)		(219,578)
Held for trading [member] | Foreign exchange derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Contract notional amount		5,325,619		5,289,872
Held for trading [member] | Foreign exchange derivatives [member] | At fair value [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading		56,446		64,188
Derivative liabilities held for trading		(58,302)		(64,127)
Held for trading [member] | Interest rate derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Contract notional amount		43,634,276		37,140,892
Held for trading [member] | Interest rate derivatives [member] | At fair value [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading		154,780		125,118
Derivative liabilities held for trading		(147,878)		(120,628)
Held for trading [member] | Credit derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Contract notional amount		799,556		759,075
Held for trading [member] | Credit derivatives [member] | At fair value [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading		13,013		10,755
Derivative liabilities held for trading		(11,995)		(9,519)
Held for trading [member] | Equity and stock index and commodity derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Contract notional amount		1,172,578		1,003,914
Held for trading [member] | Equity and stock index and commodity derivatives [member] | At fair value [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading		19,801		22,323
Derivative liabilities held for trading		£ (24,761)		£ (25,304)

[1]

Barclays adopted the accounting standard IFRS 16 on 1 January 2019. The impact on adoption was an increase in property, plant and equipment of £ 1.6 bn, an increase in other liabilities of £ 1.6 bn, with no material impact on retained earnings

[2]	For notes to the Financial Statements see pages 55 to 83